Expense Example, No Redemption (Vanguard Short-Term Investment-Grade Fund Institutional)	Vanguard Short-Term Investment-Grade Fund Vanguard Short-Term Investment-Grade Fund - Institutional Shares 2/1/2014 - 1/31/2015 USD ($)
Expense Example, No Redemption:
1 YEAR	7
3 YEAR	23
5 YEAR	40
10 YEAR	90